NET INCOME PER ORDINARY SHARE: - Computation of basic and diluted net income per ordinary share from discontinuing operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income from discontinued operations			$ 36,480	$ 51,244
Net income from discontinued operations, attributable to non-controlling interests			0	(67)
Net income from discontinued operations, attributable to ordinary shares			$ 26,202	$ 42,889
Denominator:
Weighted-average number of ordinary shares outstanding	[1]	832,144,353	636,450,643	730,245,143
Basic net income from discontinued operations, attributable to ordinary shares			$ 0.04	$ 0.06
Effect of dilutive securities on weighted-average number of ordinary shares:
Options		78,253,700	42,799,848	30,081,422
RSUs		661,035	2,649,841	3,855,397
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	[1]	911,059,088	681,900,332	764,181,962
Diluted net income from discontinued operations, attributable to ordinary shares			$ 0.04	$ 0.06
2014 Ordinary Shares
Numerator:
Amount allocated to participating shareholders			$ 0	$ (6,641)
2019 Ordinary Shares
Numerator:
Amount allocated to participating shareholders			$ (10,278)	$ (1,647)

[1]	Retrospectively adjusted for the Recapitalization as described in Note 2.